Income Taxes - Summary of Net Deferred Tax Assets and Liabilities - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 3,975	$ 152
Share-based compensation	290	137
Other	463	220
Deferred Tax Assets, Gross	26,810	6,784
Valuation allowance	(26,736)	(6,727)
Net deferred tax assets	74	57
Gross deferred tax liabilities	(74)	(57)
IncomeTaxesTable [Line Items]
Net operating loss carryforwards	3,975	152
Share-based compensation	290	137
Other	463	220
Deferred Tax Assets, Gross	26,810	6,784
Valuation allowance	26,736	6,727
Net deferred tax assets	74	57
Total deferred tax liabilities	74	57
Graphite Bio, Inc.
Deferred tax assets:
Net operating loss carryforwards	30,820	15,940
Capitalized R&D	14,493	13,815
General business credit - non-current	7,201	5,699
Operating lease right-of-use assets	88	1,220
Share-based compensation	2,017	1,703
Accruals and reserves	295	735
Fixed assets	6,161	170
Other	3	3
Deferred Tax Assets, Gross	67,699	39,285
Valuation allowance	(67,626)	(38,110)	$ (16,332)
Net deferred tax assets	73	1,175
Lease termination costs	6,621
Fixed asset basis	0	0
Operating lease liabilities	(73)	(1,175)
Gross deferred tax liabilities	(73)	(1,175)
IncomeTaxesTable [Line Items]
Net operating loss carryforwards	30,820	15,940
Capitalized R&D	14,493	13,815
General business credit - non-current	7,201	5,699
Operating lease right-of-use assets	88	1,220
Lease termination costs	6,621
Share-based compensation	2,017	1,703
Accruals and reserves	295	735
Fixed assets	6,161	170
Other	3	3
Deferred Tax Assets, Gross	67,699	39,285
Valuation allowance	67,626	38,110	$ 16,332
Net deferred tax assets	73	1,175
Fixed asset basis	0	0
Operating lease liabilities	73	1,175
Total deferred tax liabilities	$ 73	$ 1,175